Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Less: Accumulated amortization		$ (122,693)	$ (17,202)
Intangible assets, net		7,694,606	7,654,767
Concession right on forest land [Member]
Schedule of Intangible Assets, Net [Line Items]
Concession right on forest land	[1]	$ 7,817,299	$ 7,671,969

[1]	On December 3, 2024, the Company acquired a concession right on forest land from a third party for consideration of $7,671,969. The concession right with a finite useful life of 37 years gives the Company rights to operate in the designated forests in the PRC.